Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation
Basis of Presentation
Prior to the separation from ERJ, Eve has historically operated as part of ERJ and not as a standalone company. The audited consolidated financial statements for the periods ended December 31, 2021, have been derived from ERJ and EAH historical accounting records and are presented on a carve-out
basis. As of January 1, 2022, Eve began accounting for its financial activities as an independent entity. The unaudited condensed consolidated financial statements for the three and six-month
periods ended June 30, 2022, consists of Eve’s accounting data, and, in a minor portion, certain EAH’s general and administrative expenses that still had to be carved out. The balances of Eve Soluções de Mobilidade Aérea Urbana Ltda. (“Eve Brazil”), an indirect wholly owned subsidiary of Eve, that were recorded in foreign currency and were converted/translated into its functional currency, the US dollar, before being presented on the consolidated financial statements. ERJ started charging the
UAM related R&D and G&A expenses to Eve through the Master Service Agreement (MSA) and Shared Service Agreement (SSA). Therefore, there was no need to continue carving out most of the expenses from ERJ and EAH. Until the Closing date, the EAH’s incurred cost, which was attributed to the UAM Business and represents its cost of doing business, was carved out due to restrictions for EAH to charge Eve under the Master Service Agreement and the Shared Service Agreement. All intercompany transactions’ balances between Eve Holding, EVE UAM, LLC “Eve US” and Eve Brazil (collective, the “Eve Entities”) were eliminated.
Until the Closing date, these unaudited condensed consolidated financial statements of Eve reflect the assets, liabilities, and expenses that management determined to be specifically attributable to Eve, as well as allocations of certain corporate level assets, liabilities and expenses, deemed necessary to fairly present the financial position, results of operations and cash flows of Eve, as discussed further below. Management believes that the assumptions used as basis for the allocations of expenses, direct and indirect, as well as assets and liabilities in the unaudited condensed consolidated financial statements are reasonable. However, these allocations may not be indicative of the actual amounts that would have been recorded had Eve operated as an independent, publicly traded company for the periods presented.
Prior to May 9, 2022, as a part of ERJ, Eve was dependent upon ERJ for all of its working capital and financing requirements, as ERJ uses a centralized approach to cash management and financing its operations. Accordingly, cash and cash equivalents, debt or related interest expense have not been allocated to Eve in the unaudited condensed consolidated financial statements. Financing transactions related to Eve were accounted for as a component of Net Parent Investment in the unaudited consolidated balance sheets and as a financing activity on the accompanying unaudited condensed consolidated statements of cash flows.
The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Basis of Presentation
The accompanying combined financial statements have been prepared on a carve-out
basis and are derived from ERJ’s consolidated financial statements and accounting records. The combined financial statements reflect the historical results of the operations, financial position, and cash flows of the UAM Business, in conformity with United States generally accepted accounting principles (“GAAP”).
These combined financial statements of the UAM Business reflect the assets, liabilities, and expenses that management has determined to be specifically attributable to the UAM Business, as well as allocations of certain corporate level assets, liabilities and expenses, deemed necessary to fairly present the financial position, results of operations and cash flows of the UAM Business, as discussed further below. Management believes that the assumptions used as basis for the allocations of expenses, direct and indirect, as well as assets and liabilities in the combined financial statements are reasonable. However, these allocations may not be indicative of the actual amounts that would have been recorded had the UAM Business operated as an independent, publicly traded company for the periods presented.
Historically, the UATM and eVTOL initiatives have been incubated, led and funded as two separate projects, which were comprised of separate related designs and registered patents (the “Intellectual Property” or “IP”), know-how,
and principal design teams. The UAM Business is dependent upon ERJ for all of its working capital and financing requirements. Accordingly, debt or related interest expense have not been allocated to the UAM Business in the combined financial statements. Financing transactions related to the UAM Business are accounted for as a component of Net Parent Investment in the combined balance sheets and as a financing activity on the accompanying combined statements of cash flows.
The combined financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) of research and development employees directly involved in the UAM Business’ activities, research expenses, facilities depreciation and others. The indirect expenses consist of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short- and long-term incentive) allocated to the UAM Business and general and administrative overhead, including expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities, allocated as per headcount of employees exclusively involved in the UAM Business’ activities compared to the total headcount of all ERJ employees or using an expense input comparing the total R&D expenses of the UAM Business against the total R&D expenses of EmbraerX. The UAM Business has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from ERJ.
The combined balance sheets of the UAM Business include cash and cash equivalents, other assets, capitalized software, accounts payable and other payables that were either allocated on a specific identification basis or contributed to Eve. Derivatives instruments used to hedge the salaries for employees directly involved in the UAM Business’ activities were allocated by comparing the salaries of these employees in Brazilian reais (“BRL” or “R$”) against the total employees’ salaries of ERJ in BRL, and for employees not directly involved in the UAM Business’ activities the expense input approach using R&D metrics, noted above, was used to allocate the Derivatives instruments. Incentive payments received in advance related to service arrangements to process employee payroll were allocated based on a headcount proportion basis. As the UAM Business was not historically held as a single legal entity, Net Parent Investment is shown in lieu of stockholder’s equity in the combined financial statements. Net Parent Investment represents the cumulative investment by ERJ in the UAM Business through the dates presented, inclusive of operating results.

Change in carve-out methodology
Change in
carve-out
methodology
The
carve-out
methodology was used since Eve’s inception until the Closing date. Thus, after May 9, 2022, no carve-out
amounts were included in Eve’s financial statements.
As of the Closing, ERJ concluded that all the assets and liabilities of Eve were contributed by ERJ. No other assets or liabilities are evaluated to be attributable to Eve or that would be transferred to Eve upon the completion of the Business Combination, eliminating the necessity to allocate a portion of ERJ’s assets and liabilities to Eve on a carve-out
basis. Thus, Management deemed it to be more appropriate to adopt a legal entity approach as of January 1, 2022, rather than a management approach.
The management approach takes into consideration the assets that are being transferred to determine the most appropriate financial statement presentation. A management approach may also be appropriate when a parent entity needs to prepare financial statements for the sale of a legal entity, but prior to divestiture, certain significant operations of the legal entity are contributed to the parent in a common control transaction. On the other hand, the legal entity approach is often appropriate in circumstances when the transaction structure is aligned with the legal entity structure of the divested entity. One example would be when shares of a legal entity or a consolidated group of legal entities are divested. If the legal entity approach is deemed appropriate, all historical results of the legal entity, including those that are not ultimately transferred, should be presented in the historical financial statements through the date of transfer.
On December 14, 2021, the Company signed with ERJ the MSA and the SSA, through which ERJ charges Eve for a significant part of the expenses Eve was previously carving out. As previously explained, only a minor portion of Eve’s expenses, comprised of general overhead expenses, was allocated to Eve in order to better present its results in a stand-alone basis. With respect to the MSA and SSA, refer to Note 4 Related Party Transactions.
Since the financial activities from the MSA and SSA signature date to December 31, 2021 were immaterial, Management chose to continue with the management approach for all of the year ended December 31, 2021 and to use the legal entity approach beginning January 1, 2022. Management continued to use the legal entity approach until the SPAC transaction was consummated on May 9, 2022 (i.e. after this date no carve-out
amounts were added to Eve’s financial statements). The Company has recorded the impacts of the balance sheet adjustment (i.e. separation-related adjustment) for the change in methodology as adjustments to the January 1, 2022 beginning balance sheet and not as a period activity attributable to the six-month
period ended June 30, 2022. The January 1, 2022 beginning balance sheet adjustments from the December 31, 2021 balances were as follows:
Separation-related adjustments

	As of December 31, 2021	Separation- Related Adjustment	As of January 1, 2022
Assets
Current:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivable	220,000	—	220,000
Other current assets	21,140	(8,567)	12,573

Total current assets	14,617,663	(8,575)	14,609,088

Capitalized software, net	699,753	(699,753)	—

Total assets	15,317,416	(708,328)	14,609,088

Liabilities and Net Parent Equity
Current:
Accounts payable	877,641	(718,233)	159,408
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	1,015,672	1,631,828

Total current liabilities	1,526,023	265,213	1,791,236

Other noncurrent payables	702,921	(297,921)	405,000

	2,228,944	(32,708)	2,196,236

Net parent equity
Net parent investment	13,120,698	(707,846)	12,412,852
Accumulated other comprehensive income/ (loss)	(32,226)	32,226	—

Total net parent equity	13,088,472	(675,620)	12,412,852

Total liabilities and net parent equity	$15,317,416	$(708,328)	$14,609,088

Therefore, Management considers the legal entity approach to be the most meaningful representation of Eve’s standalone carve-out
financial statements.
The change in the
carve-out
approach impacted the unaudited condensed consolidated statements of cash flow until May 9, 2022. Amounts that were previously presented as Transfer from Parent are now presented as a noncash item contributed by the Parent.
For periods ended as of or prior to December 31, 2021, the unaudited condensed consolidated financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) of research and development employees directly involved in UAM activities, research expenses, facilities depreciation and others. The indirect expenses consist of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long term incentive) allocated to Eve and general and administrative overhead, including expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities, allocated as per headcount of employees exclusively involved in UAM activities compared to the total headcount of all ERJ employees or using an expense input comparing the total R&D expenses of Eve against the total R&D expenses of ERJ’s market accelerator and disruptive business innovation company (“EmbraerX”). Eve has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from ERJ and EAH.
For periods ended as of or prior to December 31, 2021, the unaudited condensed consolidated balance sheets of Eve include other assets, capitalized software, accounts payable and other payables that were allocated on a specific identification basis. Derivative instruments used to hedge the salaries for employees directly involved in UAM activities were allocated by comparing the salaries of these employees in Brazilian reais (“BRL” or “R$”) against the total employees’ salaries of ERJ in BRL, and for employees not directly involved in UAM activities the expense input approach using R&D metrics, noted above, was used to allocate the Derivatives instruments. Incentive payments received in advance, which were related to service arrangements to process employee payroll were allocated based on a headcount proportion basis.

Functional and reporting currency
Functional and reporting currency
Management has concluded that the US dollar (“USD”) is the functional and reporting currency of Eve. Therefore, the condensed combined consolidated financial statements that were derived from Eve Entities’ financial statements are presented in USD.
The foreign currency gains and losses are related to transactions with suppliers recognized in the functional currency, USD, but settled in BRL. The impacts were recognized in “
Financial and foreign exchange gain/ (loss), net”
 within the combined statements of operations.

Functional and reporting currency
The combined financial statements are derived from ERJ financial statements and from the financial statements of certain of ERJ’s U.S. based subsidiaries (“Original Financial Statements”). The functional currency of ERJ and the aforementioned subsidiaries is the US Dollar (“USD” or “Dollar” or “US$”). The Company’s functional currency will follow the determination of the functional currency of the Original Financial Statements, therefore management has concluded that the USD is the functional and reporting currency of the UAM Business.
The foreign currency gains and losses are related to transactions with suppliers recognized in the functional currency, USD, but settled in BRL. The impacts were recognized in the “
Foreign currency gain/ (loss)”
within the combined statements of operations.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to
non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is not an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of condensed combined consolidated financial statements in accordance with U.S. GAAP requires the Company’s management to make estimates and judgments that affected the reported amounts of assets and liabilities and allocations of expenses. These judgments were based on the historical experience, management’s evaluation of trends in the industry and other factors that were deemed relevant at that time. The estimates and assumptions were reviewed on a regular basis and the changes to accounting estimates were recognized in the period in which the estimates were revised. The Company’s management recognize that the actual results could be materially different from the estimates. Until December 31, 2021, under the management approach, the significant estimates inherent in the preparation of the unaudited condensed combined financial statements include, but are not limited to, useful lives of capitalized software, net, accrued liabilities, income taxes including deferred tax assets and liabilities. Under the legal entity approach, the significant estimates include, but are not limited to, fair value measurement and income taxes.

Use of Estimates
The preparation of the combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent liabilities, and the reported amounts of expenses during the reporting period. Therefore, estimates and assumptions derived from past experience and other factors deemed relevant were used in preparing accompanying combined financial statements. These estimates and assumptions are reviewed on an ongoing basis and the changes to accounting estimates are recognized in the period in which the estimates are revised on a prospective basis. Actual results could be materially different from those estimates. Significant estimates inherent in the preparation of the combined financial statements include, but are not limited to, useful lives of capitalized software, net, accrued liabilities, and income taxes including deferred tax assets and liabilities.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include bank deposits and highly liquid short-term investments, usually maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.

Cash and Cash Equivalents
Cash and cash equivalents include cash in hand, bank deposits and highly liquid short-term investments, usually maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.

Fair Value Measurements
Fair Value Measurements
Eve applies the provisions of Accounting Standards Codification (“ASC”) 820,
Fair Value Measurement
, sets out a framework for measuring fair value and required disclosures about fair value measurements. The provisions of
ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level - 1
-
Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level - 2
-
Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level - 3
- Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The carrying amounts of the Company’s other assets, related party receivable and payable, accounts payables and other payables, except for the long-term incentive plan and the warrants, approximate fair value due to the short-term nature of these instruments. The fair value of the liabilities related to the long-term incentive plan included in other payables was determined using the Level 1 inputs. The fair value of the derivative instruments was determined using the Level 2 or Level 3 inputs. The fair value of financial investments and the warrants were determined using Level 2 and Level 3 inputs, respectively.

Fair Value Measurements
The UAM Business applies the provisions of Accounting Standards Codification (“ASC”) 820,
Fair Value Measurement
, which defines a single authoritative definition of fair value, sets out a framework for measuring fair value and expands on required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 -
Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level 2 -
Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3
- Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The carrying amounts of the UAM Business’ other assets, accounts payables and other payables, except for the long-term incentive plan, approximate fair value due to the short-term nature of these instruments. The fair value of the liabilities related to the long-term incentive plan included in other payables was determined using the Level 1 inputs. The fair value of the derivative instruments was determined using the Level 2 inputs. There were no assets or liabilities measured at fair value using Level 3 inputs for the periods presented.

Net Income (Loss) per Common Share
Basic and Diluted Net Loss per Common Stock
In connection with the Closing, all the issued and outstanding Zanite shares of Class A common stock, including the shares of Class A common stock issued to the PIPE Investors, were converted into, on a one-for-one basis,
shares of common stock of Eve Holding. In addition, the Company has also entered into warrant agreements with certain of the Strategic PIPE Investors, pursuant to which, and subject to the terms and conditions of each applicable warrant agreement, the Company has agreed to issue to the Strategic PIPE Investors warrants to purchase an aggregate amount of (i) 18,650,000 shares of common stock with an exercise price of $0.01 per share, (of which 800,000 shares of common stock of Eve Holding were purchased at the Closing, for an aggregate purchase price of $8,000), (ii) 12,000,000 shares of common stock with an exercise price of $15.00 per share and (iii) 5,000,000 shares of common stock with an exercise price of $11.50 per share.
Basic net loss per common stock excludes dilutive units and is computed by dividing net loss attributable to shareholders by the weighted average number of common stock outstanding during the period. Diluted net loss per common stock reflects the potential dilution that would occur if securities were exercised or converted into common stock. In periods in which the Company reports a net loss, the effects of any incremental potential common stock have been excluded from the calculation of loss per common stock because their effect would be anti-dilutive.
Due to the losses incurred during the presented periods, the weighted-average common stock outstanding used to calculate both basic and diluted loss per common stock are the same for both periods.

Income Taxes
Income Taxes
The deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. Eve has calculated its income tax amounts using a separate return methodology. Under this method, Eve assumes it will file separate returns with tax authorities, thereby reporting its taxable income or loss and paying the applicable tax to or receiving the appropriate refund from EAH. As a result, Eve’s deferred tax balances and effective tax rate as a stand-alone entity will likely differ significantly from those recognized in historical periods. A valuation allowance is appropriate if it is more likely than not all or a portion of deferred tax assets will not be realized. The calculation of income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations.
The tax loss carryforwards and valuation allowances reflected in the unaudited condensed consolidated financial statements are based on a hypothetical stand-alone income tax return basis and may not exist in the ERJ consolidated financial statements.
Eve accounts for uncertain income tax positions recognized in the unaudited condensed consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to be recognized in the unaudited condensed consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Income Taxes
The deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The UAM Business has calculated its income tax amounts using a separate return methodology. A valuation allowance is recorded, if it is more likely than not all or a portion of deferred tax assets will not be realized. Under this method, the UAM Business assumes it will file separate returns with tax authorities, thereby reporting its taxable income or loss and paying the applicable tax to or receiving the appropriate refund from ERJ. As a result, the UAM Business’ deferred tax balances and effective tax rate as a stand-alone entity will likely differ significantly from those recognized in historical periods. The calculation of income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations.
The tax loss carryforwards and valuation allowances reflected in the combined financial statements are based on a hypothetical stand-alone income tax return basis and may not exist in the ERJ consolidated financial statements.
The UAM Business accounts for uncertain income tax positions recognized in the combined financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to be recognized in the combined financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Hedge accounting
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “
Derivatives and Hedging
”. The Company’s derivative instruments are recorded at fair value and re-valued
at each reporting date, with changes in the fair value reported in the Statement of Operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Hedge accounting
The UAM Business applies cash flow hedge accounting to hedge against the payroll cash flow volatility attributable to a risk of foreign exchange rate fluctuation associated with highly probable forecast transactions that will affect income or loss for the year.
The UAM Business recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships changes in the fair value are recognized in Accumulated Other Comprehensive Loss (“AOCI”), to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings. The cash flow impact of the UAM Business’ derivative instruments is included in our combined statement of cash flows in net cash used in operating activities.
The UAM Business only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the UAM Business formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The UAM Business also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.
The UAM Business discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. Additionally, when it is probable that a forecasted transaction will not occur, the UAM Business recognizes immediately in earnings gains and losses that were accumulated in other comprehensive loss related to the hedging relationship.
In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the UAM Business continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings.
See Note 8 for additional information on hedge accounting and derivative instruments.

Capitalized software, net
Capitalized software, net
Eve had capitalized software until December 31, 2021, consisting of software licenses that were recorded at cost, net of accumulated amortization, and if applicable, impairment charges. Software licenses are amortized over their useful lives which is approximately 5 years on a straight-line basis. Eve reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Capitalized software, net
Capitalized software consists of software licenses and are recorded at cost, net of accumulated amortization, and if applicable, impairment charges. Software licenses are amortized over their useful lives which is approximately five years on a straight-line basis. The UAM Business reviews capitalized software, net for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Long-term incentive plan
Long-term incentive plan
Until December 31, 2021, Eve
carved-out
certain amounts related to the ERJ long-term incentive plan (LTIP). The LTIP plan has the objective of retaining and attracting qualified personnel who will make an effective contribution to Eve’s future performance. The plan is a cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of ERJ’s shares. At the end of the acquisition period the participant receives the quantity of virtual shares converted into BRL, at the shares’ current market value. Eve recognizes the obligation during the acquisition period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented within the line-item entitled
“Other
payable,”
 and the fair value is calculated based on the market price of the shares and recorded as
“General and administrative”
expenses in the unaudited condensed consolidated statements of operations.
As of June 30, 2022, Eve has assumed obligations under the LTIP towards certain employees transferred from ERJ to Eve.
Eve has its own remuneration plan, the 2022 Stock Incentive Plan, which grants its employees, management and, non-employees
restricted stock units (RSUs) of our common stock. We recognize stock-based compensation expense in accordance with the provisions of ASC 718,
Compensation—Stock Compensation
. ASC 718 requires the measurement and recognition of compensation expense for all stock-based compensation awards made to employees, management, and non-employees
to be based on the grant date fair values of the awards. We estimate the fair value of share options using the Monte Carlo option-pricing model. The value of the award is recognized as expense over the requisite service period on a straight-line basis. Determining the grant date fair value of the awards using the Black-Scholes and Monte Carlo option-pricing models requires management to make assumptions and judgments, including but not limited to the following:
Vesting period
— The estimate of the expected vesting period of performance conditions is determined based on management’s best estimate of when the milestones will be achieved. As of May 9, 2022, certain milestones had already been met, thus, no estimation was necessary.
Expected volatility
— Since we were a private entity without sufficient historical data on the volatility of our common stock, the expected volatility used is based on the implied volatility of company’s public traded warrants.
Risk-free interest rate
— The risk-free interest rate used to value awards is based on the United States Treasury yield in effect at the time of grant for a period consistent with the expected term of the award.
Dividend yield
— We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future.
Forfeiture rate —
We have elected to account for forfeitures as they occur and will record stock-based compensation expense assuming all option holders will complete the requisite service period. If a grantee forfeits an award because he fails to complete the requisite service period, we will reverse stock-based compensation expense previously recognized in the period the award is forfeited.

Input	May 9, 2022
Risk-free interest rate		1.29%
Expected term (years)		2
Expected volatility		15.86%
Exercise price		$0.0
Dividend yield		0.0%
Expected stock price at De-SPAC		$8.66
Probability-weighted average of additional shares to be issued for the forward contract	$	N/A
As of June 30, 2022, the Company has granted management 460,000 RSUs.
Out of the granted RSUs, 100,000 awards became fully vested upon Closing, while 120,000 did not vest (i.e. the performance condition was not met). The remaining tranches contain performance and service conditions that vest over
2-3
years.

Long-term incentive plan
The long-term incentive plan has the objective of retaining and attracting qualified personnel who will make an effective contribution to the UAM Business’ future performance. The plan is a cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of Embraer’s shares. At the end of the acquisition period the participant receives the quantity of virtual shares converted into BRL, at the shares’ current market value. The UAM Business recognizes the obligation during the acquisition period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented as
“Other payable”
to employees and the fair value is calculated based on the market price of the shares and registered as
“General and administrative”
in the combined statements of operations.

Research and Development
Research and Development
R&D efforts are focused on design and development of our eVTOL and UATM projects to achieve manufacturing and commercial stage. Under U.S. GAAP, R&D costs within the scope of ASC 730 are expensed as incurred and are primarily comprised of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) for employees focused on R&D activities, supplies and materials costs. Until December 31, 2021 most of these expenses were carved-out
from ERJ and effective January 1, 2022, ERJ started charging Eve for most of such costs under the MSA (see Note 4 for more details about the MSA).

Research and Development
R&D efforts are focused on design and development of our eVTOL and UATM projects to achieve manufacturing and commercial stage. R&D costs are expensed as incurred and are primarily comprised of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) for employees focused on R&D activities, supplies and materials costs, an allocation of general overhead, depreciation and amortization expenses, and fees paid to outsourced contractors.

Separation Related Adjustments
Separation-related adjustments

	As of December 31, 2021	Separation- Related Adjustment	As of January 1, 2022
Assets
Current:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivable	220,000	—	220,000
Other current assets	21,140	(8,567)	12,573

Total current assets	14,617,663	(8,575)	14,609,088

Capitalized software, net	699,753	(699,753)	—

Total assets	15,317,416	(708,328)	14,609,088

Liabilities and Net Parent Equity
Current:
Accounts payable	877,641	(718,233)	159,408
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	1,015,672	1,631,828

Total current liabilities	1,526,023	265,213	1,791,236

Other noncurrent payables	702,921	(297,921)	405,000

	2,228,944	(32,708)	2,196,236

Net parent equity
Net parent investment	13,120,698	(707,846)	12,412,852
Accumulated other comprehensive income/ (loss)	(32,226)	32,226	—

Total net parent equity	13,088,472	(675,620)	12,412,852

Total liabilities and net parent equity	$15,317,416	$(708,328)	$14,609,088

Therefore, Management considers the legal entity approach to be the most meaningful representation of Eve’s standalone carve-out
financial statements.
The change in the
carve-out
approach impacted the unaudited condensed consolidated statements of cash flow until May 9, 2022. Amounts that were previously presented as Transfer from Parent are now presented as a noncash item contributed by the Parent.
For periods ended as of or prior to December 31, 2021, the unaudited condensed consolidated financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) of research and development employees directly involved in UAM activities, research expenses, facilities depreciation and others. The indirect expenses consist of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long term incentive) allocated to Eve and general and administrative overhead, including expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities, allocated as per headcount of employees exclusively involved in UAM activities compared to the total headcount of all ERJ employees or using an expense input comparing the total R&D expenses of Eve against the total R&D expenses of ERJ’s market accelerator and disruptive business innovation company (“EmbraerX”). Eve has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from ERJ and EAH.
For periods ended as of or prior to December 31, 2021, the unaudited condensed consolidated balance sheets of Eve include other assets, capitalized software, accounts payable and other payables that were allocated on a specific identification basis. Derivative instruments used to hedge the salaries for employees directly involved in UAM activities were allocated by comparing the salaries of these employees in Brazilian reais (“BRL” or “R$”) against the total employees’ salaries of ERJ in BRL, and for employees not directly involved in UAM activities the expense input approach using R&D metrics, noted above, was used to allocate the Derivatives instruments. Incentive payments received in advance, which were related to service arrangements to process employee payroll were allocated based on a headcount proportion basis.

General and Administrative
General and Administrative
General and administrative expenses are primarily composed of allocated expenses of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short- and long-term incentive), information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, facilities, and other corporate expenses. Such expenses have been allocated to the UAM Business based on the most relevant allocation method for the services provided, primarily based on headcount of employees exclusively involved in the UAM Business’ activities compared to the total headcount of all ERJ employees as this measures reflect the historical utilization levels.
The total amount of these allocations from Parent was $1,323,915, $1,167,432 and $1,710,595 for the years ended December 31, 2021, 2020 and 2019, respectively, and was recorded as
“General and administrative
” in the combined statements of operations
.

Segments
Segments
Operating segment information is presented in a manner consistent with the internal reports provided to the Chief Operating Decision Maker (“CODM”). The chief operating decision-makers, who are responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, are Eve’s
Co-Chief
Executive Officers. Given
Eve’s pre-revenue operating
stage, it currently has no concentration exposure to products, services or customers. Eve has determined that it currently operates in three different operating and reportable segments as the CODMs assess the operation results by the different R&D projects, as follows:
eVTOL: the aircraft is in the preliminary design stage of development. This vehicle is expected to have eight (8) vertical lift electric motors and two (2) horizontal propulsion electric motors. Eve’s eVTOL has been in an incubation stage for over 4 years. The certification is proposed to be first with ANAC (the National Civil Aviation Agency of Brazil) and in parallel with the U.S. Federal Aviation Administration.
UATM: the segment will provide traffic management services to vehicles operating in the UAM Operating Environment (“UOE”). UATM will be a system of systems focused on improving the efficiency and safety of UAM operations. UATM systems will focus on existing and emerging operators of both the vehicles (fleet operators) and ground infrastructure (vertiport/heliport operators).
Service and Support: a full suite of eVTOL service and support capabilities, including material services, maintenance, technical support, training, ground handling and data services. Our services will be offered on an agnostic basis – supporting both our eVTOL and those produced by third-parties. We expect to leverage the global support network of Embraer to deploy our eVTOL services in an efficient, cost-effective and scalable manner.
The CODMs receive information related to the operating results based on the directly attributable cost by each R&D project. As Eve was operated within the Embraer Corporate infrastructure, the indirect costs were not included in the information analyzed by the CODMs. Assets information by segment is not presented to the CODMs. The information provided to the CODMs is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Segments	2022	2021	2022	2021
eVTOL
Research and development expenses	$(7,599,457)	$(1,680,380)	$(15,303,608)	$(3,391,454)
UATM
Research and development expenses	(1,365,309)	(258,432)	(2,775,845)	(439,009)
Service and Support
Research and development expenses	(870,970)	—	(870,970)	—
Total allocated expenses	(9,835,736)	(1,938,812)	(18,950,423)	(3,830,463)
Unallocated amounts
General and administrative	(3,571,814)	(429,467)	(4,380,580)	(757,410)
Selling (i)	(2,903,616)	—	(2,903,616)	—
Other expenses	(37,123)	—	(37,123)	—

Loss from operations	$(16,348,289)	$(2,368,279)	$(26,271,742)	$(4,587,873)

(i)	Selling expenses related to the six-months period ended June 30, 2022 were reclassified from R&D and G&A expenses during the second quarter.

Segments
Operating segment information is presented in a manner consistent with the internal reports provided to the Chief Operating Decision Maker (“CODM”). The chief operating decision-maker, who is responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, is the UAM Business Chief Executive Officer. Given the UAM Business’
pre-revenue
operating stage, it currently has no concentration exposure to products, services or customers. The UAM Business has determined that it operates in two different operating and reportable segments as it CODM assess the operation results by the different R&D projects, as follows:
eVTOL: the aircraft is in the preliminary design stage of development. This vehicle is expected to have eight (8) vertical lift electric motors and two (2) horizontal propulsion electric motors. The UAM Business’ eVTOL has been in an incubation stage for over four
years. The certification is proposed to be first with ANAC (the National Civil Aviation Agency of Brazil) and in parallel with the U.S. Federal Aviation Administration.
UATM: the segment will provide traffic management services to vehicles operating in the UAM Operating Environment (“UOE”). UATM will be a system of systems focused on improving the efficiency and safety of UAM operations. UATM systems will focus on existing and emerging operators of both the vehicles (fleet operators) and ground infrastructure (vertiport/heliport operators).
The CODM receives information related to the operating results based on the directly attributable cost by each R&D project. As the UAM Business was operated within the Embraer Corporate infrastructure, the indirect costs are not included in the information analyzed by the CODM. Assets information by segment is not presented to the CODM. The information provided to the CODM are as follows:

	Year Ended December 31,
Segments R&D expenses	2021	2020	2019
eVTOL	$(11,207,794)	$(7,583,456)	$(5,255,068)
UATM	(2,071,986)	(774,587)	(692,226)

Total segments expenses	(13,279,780)	(8,358,043)	(5,947,294)
Corporate/ Unallocated amounts
Selling, general and administrative	(2,509,859)	(1,233,876)	(1,739,815)

Loss from operations	(15,789,639)	(9,591,919)	(7,687,109)

Foreign currency gain/ (loss)	(77,147)	(34,023)	1,590

Loss before income taxes	$(15,866,786)	$(9,625,942)	$(7,685,519)

Recently adopted accounting pronouncements	Recently adopted accounting pronouncements There were no recently adopted accounting pronouncements that had material impacts to the Company.
Recently adopted accounting pronouncements
The UAM Business is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“the JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. With the exception of standards the UAM Business elected to early adopt, when permissible, the UAM Business has elected to adopt new or revised accounting guidance within the same time period as private companies.
In August 2017, the FASB issued ASU
2017-12,
Targeted Improvements to Accounting for Hedging Activities (“ASU
2017-12”),
which changes the recognition and presentation requirements of hedge accounting. The ASU eliminates the requirement to separately measure and report hedge ineffectiveness and requires the presentation of all items that affect earnings in the same income statement line as the hedged item. In addition, the ASU permits hedging risk components of nonfinancial assets, provides more flexibility for hedging interest rate risk in cash flow hedges, and creates new accounting alternatives for measuring the change in the fair value of the hedged item in fair value hedges of interest rate risk. The ASU also includes additional disclosure requirements. Additionally, in April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and in November 2019, the FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, to provide further clarifications on certain aspects of ASU
2017-12
and to extend the nonpublic effective date of ASU
2017-12.
The provisions of ASU
2017-12
(as amended) were adopted by the UAM Business for annual periods beginning on January 1, 2021, with early application permitted. The adoption of ASU
2017-12
did not have a material effect on the UAM Business’s combined financial statements.
In October 2018, the FASB issued ASU
2018-16,
Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes (“ASU
2018-16”),
which permits use of the OIS rate based on the SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to the currently allowable benchmark rates. For entities that have not already adopted ASU
2017-12,
ASU
2018-16
is required to be
adopted concurrently with ASU
2017-12.
The UAM Business has adopted ASU
2017-12
and ASU
2018-16
in its annual periods beginning on January 1, 2021. ASU
2017-12
has been applied prospectively to qualifying new or redesignated hedging relationships entered into on or after the adoption date. The adoption of ASU
2018-16
and ASU
2017-12
did not have a material effect on the UAM Business’s combined financial statements.

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted
In December 2019, the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Updated (“ASU” 2019-12),
Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”),
which removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU
2019-12
is effective for Eve’s annual periods beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is permitted. Eve is currently evaluating the effect the adoption of ASU
2019-12
will have on its consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the effects of reference rate reform of financial reporting
, providing an optional expedients and exceptions for
applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this ASU are effective for all entities as of March 12, 2020 through Decem ber
31, 2022. Eve has no contracts, hedging relationships, and other transactions that the LIBOR is applied as reference rate, thus no impact is expected in its unaudited condensed consolidated financial statements.

Recently issued accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU
2019-12
is effective for the UAM Business’s annual periods beginning after December 15, 2021. Early adoption is permitted. The UAM Business is currently evaluating the effect the adoption of ASU
2019-12
will have on its combined financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Providing an optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. The UAM Business has no contracts, hedging relationships, and other transactions that the LIBOR is applied as reference rate, thus no impact is expected in its combined financial statements.
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. The ASU requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The ASU is effective for the UAM Business for annual and interim periods in fiscal years beginning after December 15, 2023. Early adoption is permitted. The ASU is applied to business combinations occurring on or after the effective date.

Financial Investments
Financial Investments
Our financial investments consist in time deposits (investment available in USD, in which a determined amount is invested for a period of time with a fixed interest rate) with maturity date over 90 days.

Selling, General and Administrative
Selling, General and Administrative
Until December 31, 2021, general and administrative expenses primarily consisted of allocated expenses of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short- and long-term incentives), information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, facilities, and other corporate expenses. Prior to the fiscal 2022 such expenses have been allocated to the UAM Business based on the most relevant allocation method for the services provided, primarily based on headcount of employees exclusively involved in the UAM Business’ activities compared to the total headcount of all ERJ employees as these measures reflect the historical utilization levels.
Selling expenses consist of personnel expenses, including salaries, benefits, contractor and travel expenses aiming the UAM business development and to support our commercialization efforts.
The total amounts of these allocations from the parent company were $711,624 and $620,131 for the six months period ended June 30, 2022 and 2021, respectively, $613,040 and $339,503 for the three-month period ended June 30, 2022 and 2021, respectively. They were recorded as
“Selling, general and administrative
” expenses in the unaudited condensed consolidated statements of operations.
Beginning on January 1, 2022, selling, general and administrative expenses are mostly comprised of Eve’s own expenses.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “
Derivatives and Hedging
”. The Company’s derivative instruments are recorded at fair value and re-valued
at each reporting date, with changes in the fair value reported in the Statement of Operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Hedge accounting
The UAM Business applies cash flow hedge accounting to hedge against the payroll cash flow volatility attributable to a risk of foreign exchange rate fluctuation associated with highly probable forecast transactions that will affect income or loss for the year.
The UAM Business recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships changes in the fair value are recognized in Accumulated Other Comprehensive Loss (“AOCI”), to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings. The cash flow impact of the UAM Business’ derivative instruments is included in our combined statement of cash flows in net cash used in operating activities.
The UAM Business only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the UAM Business formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The UAM Business also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.
The UAM Business discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. Additionally, when it is probable that a forecasted transaction will not occur, the UAM Business recognizes immediately in earnings gains and losses that were accumulated in other comprehensive loss related to the hedging relationship.
In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the UAM Business continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings.
See Note 8 for additional information on hedge accounting and derivative instruments.

Hedge accounting
Hedge accounting
Until December 31, 2021, the Company accounted for certain derivative instruments under the cash flow hedge accounting methodology to hedge against the payroll cash flow volatility attributable to a risk of foreign exchange rate fluctuation associated with highly probable forecast transactions that will affect income or loss for the year. Effective January 1, 2022, no hedge transactions were observed since the derivative contracts were not transferred to Eve.
The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships changes in the fair value are recognized in Accumulated Other Comprehensive Loss (“AOCI”), to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings. The cash flow impact of the derivative instruments is included in our combined statement of cash flows in net cash used in operating activities.
The Company only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Eve formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.
Eve discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. Additionally, when it is probable that a forecasted transaction will not occur, Eve recognizes immediately in earnings gains and losses that were accumulated in other comprehensive loss related to the hedging relationship.
In all situations in which hedge accounting is discontinued and the derivative remains outstanding, Eve continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings.